Note 24 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of net defined benefit liability (asset) [text block]
	2020	2019	2018
Present value of funded obligations	(7,582.0)	(5,958.2)	(5,161.0)
Fair value of plan assets	5,533.3	4,582.4	4,059.6
Present value of net obligations	(2,048.7)	(1,375.8)	(1,101.4)
Present value of unfunded obligations	(1,195.6)	(886.8)	(790.9)
Present value of net obligations	(3,244.3)	(2,262.6)	(1,892.3)
Asset ceiling	(160.5)	(297.3)	(298.3)
Net liabilities	(3,404.8)	(2,559.9)	(2,190.6)
Other long term employee benefits	(105.5)	(88.3)	(88.7)
Total employee benefits	(3,510.3)	(2,648.2)	(2,279.3)
Employee benefit amount in the balance sheet
Liabilities	(3,543.9)	(2,704.4)	(2,343.6)
Assets	33.6	56.2	64.3
Net liabilities	(3,510.3)	(2,648.2)	(2,279.3)

Disclosure of defined benefit obligation [text block]
	2020	2019	2018
Defined benefit obligation at January 1	(6,845.0)	(5,951.9)	(5,785.1)
Acquisitions through shareholding exchange transactions	-	-	3.5
Service costs	(51.4)	(41.6)	(42.5)
Interest costs	(339.4)	(333.6)	(335.7)
Gains and (losses) on settlements or reductions in benefits	44.1	1.2	7.0
Contributions by plan participants	(6.1)	(4.3)	(4.4)
Actuarial gains and (losses) - geographical assumptions	54.5	0.5	9.9
Actuarial gains and (losses) - financial assumptions	(443.6)	(703.2)	(13.1)
Experience adjustments	(180.9)	119.0	106.4
Effect of exchange rate fluctuations	(1,531.7)	(385.7)	(321.0)
Benefits paid	521.9	454.6	423.1
Defined benefit obligation at December, 31	(8,777.6)	(6,845.0)	(5,951.9)

Disclosure of the change in fair value of the plan assets [text block]
	2020	2019	2018
Fair value of plan assets at January 1	4,582.4	4,059.6	4,006.2
Interest income	245.2	257.5	267.8
Administrative costs	(5.2)	(4.1)	(3.8)
Expected return, excluding interest income	89.4	272.6	(168.8)
Contributions by employer	306.8	226.8	213.3
Contributions by plan participants	6.3	4.5	4.7
Exchange differences	812.1	221.1	170.6
Transfers	20.0	-	-
Curtailments, settlements and other	(1.8)	(0.9)	(8.0)
Benefits paid, excluding administrative costs	(521.9)	(454.7)	(422.4)
Fair value of plan assets at December, 31	5,533.3	4,582.4	4,059.6

Disclosure of asset ceiling [text block]
	2020	2019	2018
Asset ceiling impact at January 1	56.2	64.3	58.4
Acquisitions through shareholding exchange transaction	-	-	(4.9)
Interest income/(expenses)	12.2	6.9	4.2
Change in asset ceiling excluding amounts included in interest income/(expenses)	(48.9)	(9.6)	(0.6)
Effects of exchange rate fluctuations	14.1	1.9	7.2
Other	-	(7.3)	-
Asset ceiling impact at December 31	33.6	56.2	64.3

Disclosure of defined benefit plans recognized in the income statement [text block]
	2020	2019	2018
Current service costs	(51.4)	(41.6)	(42.5)
Administrative costs	(5.2)	(4.1)	(3.8)
(Gains) losses on settlement and curtailment	42.6	3.3	7.3
Income from operations	(14.0)	(42.4)	(39.0)
Financial costs	(117.2)	(105.3)	(103.0)
Total employee benefit expenses	(131.2)	(147.7)	(142.0)

Disclosure of employee benefit revenue (expenses) allocation in income statement [text block]
	2020	2019	2018
Other operating income/(expenses), net	-	(0.2)	-
Cost of sales	(28.9)	(26.5)	(19.2)
Sales and marketing expenses	(9.9)	(8.9)	(8.8)
Administrative expenses	24.8	(6.8)	(11.0)
Financial expenses	(117.2)	(105.3)	(103.0)
	(131.2)	(147.7)	(142.0)

Disclosure of actuarial assumptions of the entity [text block]
	2020 (i)	2019 (i)	2018 (i)
Discount rate	2.4% to 10.0%	3.1% to 9.7%	3.9% to 9.6%
Inflation	2.0% to 3.5%	2.0% to 3.8%	2.0% to 4.0%
Future salary increases	1.0% to 7.1%	1.0% to 7.1%	1.0% to 7.1%
Future pension increases	2.0% to 3.8%	2.0% to 3.8%	2.0% to 4.0%
Medical cost trend rate	4.5% to 6.9% p.a. reducing to 6.9%	4.5% to 7.4% p.a. reducing to 7.4%	4.5% to 7.9% p.a. reducing to 7.9%
Dental claims trend rate	3.3%	3.8%	4.0%

Life expectation for an over 65 years old male	84 to 87	83 to 87	83 to 87
Life expectation for an over 65 years old female	86 to 89	86 to 89	85 to 89

Disclosure of sensitivity analysis for actuarial assumptions [text block]
		2020		2019		2018
In millions of Brazilian Reais	Change in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption
Medical cost trend rate	100 bases points	(139.4)	118.6	(47.0)	40.2	(113.8)	98.0
Discount rate	50 bases points	461.0	(492.6)	211.9	(225.6)	295.8	(314.4)
Future salary increase	50 bases points	(24.3)	23.3	(5.4)	5.1	(24.2)	23.0
Longevity	One year	(295.6)	287.1	(129.5)	125.9	(177.8)	174.0

Disclosure of plan assets components [text block]
	2020			2019			2018
	Rated	Unrated	Total	Rated	Unrated	Total	Rated	Unrated	Total
Government bonds	52%	-	52%	50%	-	50%	50%	-	50%
Corporate bonds	6%	-	6%	7%	-	7%	7%	-	7%
Equity instruments	6%	-	6%	13%	-	13%	13%	-	13%
Cash	1%	-	1%	1%	-	1%	1%	-	1%
Others	35%	-	35%	29%	-	29%	29%	-	29%